Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Beginning balance	€ 1,571	€ 1,849
Reclassified from/(as) held for sale	14	(14)
Translation adjustment	47	(173)
Net expense/(income) for the year	111	(265)
Arising on acquisition (note 32)	411	132
Disposal	(16)	2
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	(4)	33
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	4	7
Ending balance	€ 2,138	€ 1,571